Investment in Associate (Details Narrative) - AUD ($)	Dec. 31, 2024	Dec. 20, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of associates [abstract]
[custom:ImpairmentOfInvestment]		$ 3,211,587
Number of shares issued	6,600,000		322,997,417	215,056,881	210,889,961
Gross proceeds from issuing shares	$ 10,850,000